Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012	May 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,328.2	$ 5,776.2	$ 6,520.4
Impairment Charge	(151.8)	(503.8)	(688.3)
New Carrying Amount	5,176.4	5,272.4	5,832.1
Accumulated Amortization	(1,564.7)	(1,607.9)	(1,467.4)
Impairment Charge	50.7	265.9	169.7
Net Carrying Amount	3,662.4	3,930.4	4,534.4
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,699.9	1,856.1	2,092.6
Impairment Charge	(39.0)	(185.7)	(243.1)
New Carrying Amount	1,660.9	1,670.4	1,849.5
Accumulated Amortization	(451.2)	(457.7)	(416.9)
Impairment Charge	4.1	74.3	53.4
Net Carrying Amount	1,213.8	1,287.0	1,486.0
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	604.2	594.2	664.9
Impairment Charge	(55.2)	0	(70.7)
New Carrying Amount	549.0	594.2	594.2
Accumulated Amortization	(240.7)	(206.7)	(183.9)
Impairment Charge	36.7	0	21.8
Net Carrying Amount	345.0	387.5	432.1
Product trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	192.5	184.5	183.7
Impairment Charge	0	0	0
New Carrying Amount	192.5	184.5	183.7
Accumulated Amortization	(61.3)	(52.6)	(41.0)
Impairment Charge	0	0	0
Net Carrying Amount	131.2	131.9	142.7
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,387.5	2,666.1	2,944.6
Impairment Charge	(46.1)	(306.8)	(300.4)
New Carrying Amount	2,341.4	2,359.3	2,644.2
Accumulated Amortization	(786.1)	(859.3)	(778.5)
Impairment Charge	9.9	191.6	94.5
Net Carrying Amount	1,565.2	1,691.6	1,960.2
Non-compete contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.6	4.6	4.6
Impairment Charge	0	0	0
New Carrying Amount	4.6	4.6	4.6
Accumulated Amortization	(3.8)	(3.1)	(2.1)
Impairment Charge	0	0	0
Net Carrying Amount	0.8	1.5	2.5
Sub-total [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,888.7	5,305.5	5,890.4
Impairment Charge	(140.3)	(492.5)	(614.2)
New Carrying Amount	4,748.4	4,813.0	5,276.2
Accumulated Amortization	(1,543.1)	(1,579.4)	(1,422.4)
Impairment Charge	50.7	265.9	169.7
Net Carrying Amount	3,256.0	3,499.5	4,023.5
Corporate trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	312.2	323.5	397.6
Impairment Charge	(11.5)	(11.3)	(74.1)
New Carrying Amount	300.7	312.2	323.5
Accumulated Amortization	0	0	0
Impairment Charge	0	0	0
Net Carrying Amount	300.7	312.2	323.5
Currency translation [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	127.3	147.2	232.4
Impairment Charge	0	0	0
New Carrying Amount	127.3	147.2	232.4
Accumulated Amortization	(21.6)	(28.5)	(45.0)
Impairment Charge	0	0	0
Net Carrying Amount	$ 105.7	$ 118.7	$ 187.4